Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 1,438,700	$ 1,374,748	$ 1,293,465
Deferred taxes	3,773	23,863	(32,030)
Ending Balance	1,633,538	1,438,700	1,374,748
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(308,415)	(291,233)	(231,650)
Other comprehensive income (loss)	10,989	(20,358)	(65,580)
Deferred taxes	(2,587)	3,176	5,997
Ending Balance	(300,013)	(308,415)	(291,233)
Pension And Other Postretirement Benefit Liability Adjustments, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(166,724)	(208,206)	(168,332)
Other comprehensive income (loss)	11,375	66,264	(62,520)
Deferred taxes	(2,146)	(24,782)	22,646
Ending Balance	(157,495)	(166,724)	(208,206)
Unrealized Gain (Loss) On Derivatives, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	16
Other comprehensive income (loss)	(359)	16
Deferred taxes	212
Ending Balance	(131)	16
Unrealized Gain (Loss) On Securities, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	1,137	(2,608)	5,847
Reclassification adjustments for gains included in net income, net of taxes of $591, $401, $946 in 2018, 2017 and 2016	(1,244)	(1,847)	(1,847)
Other comprehensive income (loss)	(2,050)	7,849	(9,995)
Deferred taxes	748	(2,257)	3,387
Ending Balance	(1,409)	1,137	(2,608)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(473,986)	(502,047)	(394,135)
Reclassification adjustments for gains included in net income, net of taxes of $591, $401, $946 in 2018, 2017 and 2016	(1,244)	(1,847)	(1,847)
Other comprehensive income (loss)	19,955	53,771	(138,095)
Deferred taxes	(3,773)	(23,863)	32,030
Ending Balance	$ (459,048)	$ (473,986)	$ (502,047)